CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Revenues
Environmental Services Revenue		$ 10,732	$ 11,361
Cost of Sales
Environmental Services Costs		6,732	8,495
Total gross profit		4,000	2,866
General and administrative expenses		10,942	7,514
Mine site care and maintenance		1,723	1,954
Operating expense		12,448	9,468
Operating Loss		(8,665)	(6,602)
Other Income (Expenses)
Other income and finance costs		184	30
Gain on investments		1,341	2,742
Foreign exchange (loss) gain		964	(137)
Loss Before Taxes	[1]	(6,176)	(3,967)
Income Tax Provision
Current		0	2
Deferred		1,472	390
Net Loss		(7,648)	(4,359)
Other Comprehensive Income (Loss)
Cumulative translation adjustments, net of tax		(564)	24
Unrealized gain on available-for-sale investments, net of tax		241	1,530
Recycle of gain on available-for-sale to income, net of tax		(344)	(1,306)
Other Comprehensive Income (Loss)		(667)	248
Total Comprehensive Loss		$ (8,315)	$ (4,111)
Basic and diluted loss per common share		$ (0.08)	$ (0.05)
Weighted average number of common shares outstanding		98,486,437	86,475,882

[1]	Represents consolidated loss before taxes.